Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	SCHRODER GLOBAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001236572
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Schroder North American Equity Fund (Prospectus Summary) | Schroder North American Equity Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNAVX
Schroder North American Equity Fund (Prospectus Summary) | Schroder North American Equity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNAEX
Schroder Global Value Fund (Prospectus Summary) | Schroder Global Value Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQVIX
Schroder Global Quality Fund (Prospectus Summary) | Schroder Global Quality Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQQIX